PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 22.9%
109,113  Health Care Select
Sector SPDR Fund
$ 15,931,589
1.0
557,051  Vanguard Long-Term
Treasury ETF
32,091,708
2.1
5,702,309
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
276,966,281
17.8
871,407  Xtrackers USD High
Yield Corporate Bond
ETF
31,501,363
2.0
Total Exchange-Traded
Funds
(Cost $360,113,752)
356,490,941
22.9
MUTUAL FUNDS: 77.0%
Affiliated Investment Companies: 77.0%
12,288,105  Voya U.S. Bond Index
Portfolio - Class I
111,698,877
7.2
5,933,639  Voya VACS Index
Series Emerging
Markets Portfolio
69,779,590
4.5
22,077,563  Voya VACS Index
Series I Portfolio
262,281,453
16.8
7,111,742  Voya VACS Index
Series MC Portfolio
85,056,436
5.5
45,822,888  Voya VACS Index
Series S Portfolio
639,229,289
41.0
2,836,502  Voya VACS Index
Series SC Portfolio
30,464,030
2.0
Total Mutual Funds
(Cost $1,009,762,649)
1,198,509,675
77.0
Total Long-Term
Investments
(Cost $1,369,876,401)
1,555,000,616
99.9
Total Investments in
Securities
(Cost $1,369,876,401) $ 1,555,000,616 99.9
Assets in Excess of
Other Liabilities 2,298,972 0.1
Net Assets $ 1,557,299,588 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 356,490,941 $ — $ — $ 356,490,941
Mutual Funds 1,198,509,675 — — 1,198,509,675
Total Investments, at fair value $ 1,555,000,616 $ — $ — $ 1,555,000,616
Liabilities Table
Other Financial Instruments+
Futures $ (127,955) $ — $ — $ (127,955)
Total Liabilities $ (127,955) $ — $ — $ (127,955)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 7,845,276 $ 100,627 $ (7,937,493) $ (8,410) $ — $ 54,331 $ 33,541 $ —
Voya U.S. Bond Index Portfolio -
Class I
111,405,848 10,725,311 (12,044,459) 1,612,177 111,698,877 1,056,027 202,730 —
Voya VACS Index Series Emerging
Markets Portfolio
70,299,826 1,079,005 (3,959,506) 2,360,265 69,779,590 — 510,747 —
Voya VACS Index Series I Portfolio
290,659,471 4,284,452 (47,325,697) 14,663,227 262,281,453 — 9,165,810 —
Voya VACS Index Series MC
Portfolio
76,043,202 14,146,169 (1,625,715) (3,507,220) 85,056,436 — 427,686 —
Voya VACS Index Series S
Portfolio
640,021,132 44,183,507 (11,129,199) (33,846,151) 639,229,289 — 5,310,530 —
Voya VACS Index Series SC
Portfolio
41,663,323 1,680,754 (8,214,352) (4,665,695) 30,464,030 — 1,316,499 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
268,344,020 8,647,951 (3,171,950) 3,146,260 276,966,281 3,446,964 (107,932) —
$ 1,506,282,098 $ 84,847,776 $ (95,408,371) $ (20,245,547) $ 1,475,475,956 $ 4,557,322 $ 16,859,611 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 75 06/20/25 $ 7,601,625 $ (127,459)
$ 7,601,625 $ (127,459)
Short Contracts:
U.S. Treasury 2-Year Note (38) 06/30/25 (7,872,531) (496)
$ (7,872,531) $ (496)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2035 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 191,064,265
Gross Unrealized Depreciation (5,940,050)
Net Unrealized Appreciation $ 185,124,215